SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)		12 Months Ended
	Apr. 01, 2018 Vessel	Dec. 31, 2018 USD ($) Vessel Contract h Segment Subsidiary Charter	Dec. 31, 2017 USD ($) Contract Segment Charter	Dec. 31, 2016 USD ($) Contract Segment Charter	Dec. 31, 2015 USD ($)
Foreign Currency Translation [Abstract]
Total exchange loss		$ 600,000
Total exchange gains			$ 300,000	$ 200,000
Revenue Recognition [Abstract]
Number of longer term time charter contracts | Contract		2	0	0
Number of vessels committed to time charter contracts | Vessel		2
Expected time charter revenues for 2019		$ 7,200,000
Expected time charter revenues for 2020		3,700,000
Aggregate cost vessels		82,700,000
Accumulated depreciation		47,900,000
Carrying value of vessels		34,800,000
Asset Impairment Charges [Abstract]
Impairment loss on Vessels		$ 160,080,000	$ 0	$ 0
Vessels, Net [Abstract]
Estimate useful life of vessel		25 years
Estimated residual value for each vessel		$ 1,500,000	$ 1,500,000
Drydocking and Engine Overhaul [Abstract]
Drydock costs		500,000
Overhaul costs		$ 250,000
Geographical Segments [Abstract]
Number of reportable segments | Segment		1	1	1
Number of vessel operating in west Africa | Vessel		1
Contract term for vessel operating in west Africa		3 months
Termination Fee [Abstract]
Funds received in relation to termination of a contract					$ 3,900,000
Charter revenue recognized		$ 400,000	$ 1,200,000
Deferred termination fees		0
Deferred revenue, current		$ 0	388,000
Deferred revenue, noncurrent			0
Income Taxes [Abstract]
Income tax rate		0.00%
Number of vessels transferred from NAO UK to NAO Norway AS | Vessel	8
Net loss before income taxes		$ (197,294,000)	(30,323,000)	$ (32,151,000)
Income tax expense		$ 0	$ (997,000)	$ 0
Minimum [Member]
Drydocking and Engine Overhaul [Abstract]
Period when vessels are required to be drydocked		30 months
Estimated running hours until engine overhaul | h		10,000
Maximum [Member]
Drydocking and Engine Overhaul [Abstract]
Period when vessels are required to be drydocked		60 months
Estimated running hours until engine overhaul | h		11,000
Drydocking [Member]
Vessels, Net [Abstract]
Estimate useful life of vessel		5 years
Norwegian Tax Administration [Member]
Income Taxes [Abstract]
Number of wholly owned subsidiaries | Subsidiary		1
Income tax rate		23.00%
Net loss before income taxes		$ (15,300,000)
Income tax expense		0
Deferred tax asset		3,500,000
Valuation allowance		$ 3,500,000
Revenues [Member]
Concentration Risk Percentage [Abstract]
Number of charterers | Charter		2	3	3
Concentration risk percentage		25.00%	44.00%	36.00%
Revenues [Member] | Customer One [Member]
Concentration Risk Percentage [Abstract]
Concentration risk percentage		13.00%	21.00%	14.00%
Revenues [Member] | Customer Two [Member]
Concentration Risk Percentage [Abstract]
Concentration risk percentage		12.00%	13.00%	11.00%
Revenues [Member] | Customer Three [Member]
Concentration Risk Percentage [Abstract]
Concentration risk percentage			10.00%	11.00%
Accounts Receivable [Member]
Concentration Risk Percentage [Abstract]
Number of charterers | Charter		3	3
Concentration risk percentage		76.00%	66.00%
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk Percentage [Abstract]
Concentration risk percentage		32.00%	28.00%
Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk Percentage [Abstract]
Concentration risk percentage		30.00%	19.00%
Accounts Receivable [Member] | Customer Three [Member]
Concentration Risk Percentage [Abstract]
Concentration risk percentage		14.00%	19.00%